Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [line items]
Term deposit	$ 254,259	$ 230,116	$ 201,240
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	46,662	46,763	34,829
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	23,001	22,653	24,372
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	50,159	36,392	30,918
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	112,031	102,386	90,433
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 22,406	$ 21,922	$ 20,688